Interim Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Cash flows from (used in) operating activities
Net income before income taxes, including equity in net income of an investment in TD Ameritrade	$ 4,061	$ 3,810	$ 10,919	$ 10,865
Adjustments to determine net cash flows from (used in) operating activities
Provision for credit losses (Note 6)	655	561	2,138	1,810
Depreciation	150	150	439	427
Amortization of other intangibles	195	186	589	598
Net securities losses (gains) (Note 5)	(23)	(41)	(47)	(77)
Deferred taxes	(3)	(138)	47	406
Changes in operating assets and liabilities
Interest receivable and payable (Notes 10, 12)	(46)	(71)	(59)	(160)
Securities sold under repurchase agreements	15,323	(1,568)	29,819	6,018
Securities purchased under reverse repurchase agreements	(12,695)	11,895	(35,265)	5,410
Securities sold short	(1,066)	1,949	(4,179)	3,872
Trading loans and securities	(9,356)	(10,044)	(14,264)	(20,229)
Loans net of securitization and sales	(12,978)	(13,757)	(31,624)	(33,893)
Deposits	(21,195)	12,973	(58,021)	33,403
Derivatives	2,439	2,592	9,740	380
Non-trading financial assets at fair value through profit or loss	(1,831)	222	(1,927)	5,407
Financial assets and liabilities designated at fair value through profit or loss	37,352	201	95,358	(81)
Securitization liabilities	170	(315)	(373)	(1,519)
Current taxes	142	200	(688)	(901)
Brokers, dealers and clients amounts receivable and payable	328	(1,575)	(748)	(2,446)
Other	3,130	760	(1,489)	(4,935)
Net cash from (used in) operating activities	4,449	7,760	(526)	3,847
Cash flows from (used in) financing activities
Issuance of subordinated notes and debentures (Note 13)	1,749		1,749
Redemption or repurchase of subordinated notes and debentures	(105)	(618)	(82)	(2,437)
Common shares issued (Note 14)	38	23	82	104
Repurchase of common shares (Note 14)	(865)	(1,457)	(1,593)	(1,501)
Preferred shares issued (Note 14)	445		791	346
Preferred shares redeemed		(250)		(250)
Sale of treasury shares (Note 14)	2,380	2,545	7,717	6,274
Purchase of treasury shares (Note 14)	(2,372)	(2,595)	(7,639)	(6,264)
Dividends paid	(1,317)	(1,192)	(3,819)	(3,454)
Redemption of non-controlling interests in subsidiaries (Note 14)			(1,000)
Distributions to non-controlling interests in subsidiaries		(18)	(11)	(54)
Net cash from (used in) financing activities	(47)	(3,562)	(3,805)	(7,236)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	(6,244)	1,809	(3,977)	16,607
Activities in financial assets at fair value through other comprehensive income (Note 5)
Purchases	(5,941)	(3,817)	(17,292)	(12,178)
Proceeds from maturities	12,358	8,314	28,212	22,434
Proceeds from sales	1,439	660	6,353	1,831
Activities in debt securities at amortized cost (Note 5)
Purchases	(12,821)	(15,658)	(27,391)	(39,502)
Proceeds from maturities	6,973	5,855	18,680	15,744
Proceeds from sales	1	127	1,133	328
Net purchases of land, buildings, equipment, and other depreciable assets	(113)	(175)	(578)	(326)
Net cash acquired from (paid for) divestitures and acquisitions (Note 8)	(4)		(540)
Net cash from (used in) investing activities	(4,352)	(2,885)	4,600	4,938
Effect of exchange rate changes on cash and due from banks	(47)	31	8	21
Net increase (decrease) in cash and due from banks	3	1,344	277	1,570
Cash and due from banks at beginning of period	5,009	4,197	4,735	3,971
Cash and due from banks at end of period	5,012	5,541	5,012	5,541
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the period	848	614	2,798	3,031
Amount of interest paid during the period	4,649	3,838	13,644	9,863
Amount of interest received during the period	10,244	9,076	30,240	25,327
Amount of dividends received during the period	420	364	1,099	857
TD Ameritrade [member]
Adjustments to determine net cash flows from (used in) operating activities
Equity in net income of an investment in TD Ameritrade (Note 7)	$ (303)	$ (230)	$ (891)	$ (508)